Prepayments and other current assets	12 Months Ended
Dec. 31, 2023
Prepayments and other current assets
Prepayments and other current assets

6.    Prepayments and other current assets

Prepayments and other current assets consist of the following:

	As of
	December 31,
	2022	2023
	RMB	RMB
Prepayment	109,027	43,278
Other current assets	134,603	124,839
Total	243,630	168,117

Prepayments primarily consist of prepayments for purchase of products.